BANK LOANS (Narrative) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Bank Loans 1	$ 15,060
Bank Loans 2	3,080
Bank Loans 3	11,980
Bank Loans 4	$ 200
Bank Loans 5	1.80%
Bank Loans 6	7.80%
Bank Loans 7	6.74%
Bank Loans 8	7.74%
Bank Loans 9	7.05%